Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements

	Current Period
	Number	£000's
Brought Forward	527,214	55,251,187
Replenishment	0	0
Repurchased	(6,192)	(793,807)
Redemptions	(3,899)	(521,391)
Losses	(53)	(1,571)
Capitalised Interest	0	2,995	( * see below )
Other Movements	0	0
Carried Forward	517,070	53,937,413

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,980,065	190,098,419
Repurchased	(679,507)	(62,106,080)
Redemptions	(897,274)	(80,732,677)
Losses	(1,405)	(44,530)
Capitalised Interest	0	323,067	( * see above )
Other Movements	0	0
Carried Forward	517,070	53,937,413

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates ( ** see below )
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	0.94%	10.75%
3 Month	2.70%	10.36%
12 Month	12.20%	12.20%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.44%	14.35%
3 Month	3.28%	11.49%
12 Month	13.67%	13.67%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.38%	25.11%
3 Month	5.98%	21.86%
12 Month	25.87%	25.87%
** These rates have been calculated as per the method defined in the prospectus.
Asset Profiles
Weighted Average Seasoning	46.22	Months
Weighted Average Loan size	£104,313.56
Weighted Average LTV	68.07%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI)*ax HPI) *	64.60%		Original Loan and Indexed Original Valuation	68.36%
Weighted Average Indexed LTV (Nationwide HPI)*onwide HPI)*	64.10%		Original Loan and Indexed Original Valuation	66.36%
Weighted Average Remaining Term	17.22	Years

Product Type Analysis	£000's	%
Variable Rate	19,913,693	36.92%
Fixed Rate	18,365,689	34.05%
Tracker Rate	15,658,031	29.03%
	53,937,413	100.00%

As at 08 April 2010 approximately 17.46% of the loans were flexible loans
* These figures have been calculated on a new and improved valuation basis as per the Special Schedule issued along with the February, 2009 report. The latest AVM update was run in Q3 2009.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,274,001	6.07%
Interest Only	24,374,317	45.19%
Repayment	26,289,095	48.74%
	53,937,413	100.00%

As at 08 April 2010 approximately 35.79% of the loans were written under Santander's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	27,330,087	50.67%
Remortgage	26,607,326	49.33%
	53,937,413	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	18,969	1,805,596	3.35%
East Midlands	27,710	2,417,549	4.48%
Greater London	89,736	12,595,562	23.35%
North	20,586	1,499,186	2.78%
North West	60,425	4,962,461	9.20%
Scotland	30,667	2,252,650	4.18%
South East	137,026	16,676,914	30.92%
South West	42,220	4,360,720	8.08%
Wales	24,597	1,953,981	3.62%
West Midlands	31,934	2,785,611	5.16%
Yorkshire and Humberside	32,661	2,580,723	4.78%
Unknown	539	46,460	0.09%
Total	517,070	53,937,413	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	42,392	1,547,871	2.87%	47.03
25.01 - 50.00	124,505	8,426,208	15.62%	50.69
50.01 - 75.00	200,089	23,310,206	43.22%	44.89
75.01 - 80.00	27,005	3,751,379	6.96%	44.64
80.01 - 85.00	44,340	6,821,797	12.65%	40.39
85.01 - 90.00	53,626	7,884,714	14.62%	43.83
90.01 - 95.00	25,113	2,195,238	4.07%	71.94
Total	517,070	53,937,413	100.00%	46.22

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	497,241	51,525,253	4,246	95.60%
1.00 - 1.99 months	9,250	1,135,758	7,309	2.11%
2.00 - 2.99 months	3,576	416,843	5,096	0.77%
3.00 - 3.99 months	1,951	232,126	3,996	0.43%
4.00 - 4.99 months	1,241	143,165	3,160	0.27%
5.00 - 5.99 months	857	101,856	2,688	0.19%
6.00 -11.99 months	2,057	238,015	8,784	0.44%
12 months and over	653	71,682	4,868	0.13%
Properties in Possession	244	30,740	1,828	0.06%
Total	517,070	53,895,438	41,975	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding 1	Funding 2	Seller
	£000's	£000's	£000's
Balance Brought Forward	10,199,542	27,756,531	17,295,114
Replenishment of Assets	0	0	0
Acquisition by Funding	0	0	0
Distribution of Principal Receipts	(849,268)	0	(465,930)
Allocation of Losses	(290)	(789)	(492)
Share of Capitalised Interest	553	1,505	937
Payment Re Capitalised Interest	(553)	(1,505)	2,058
Balance Carried Forward	9,349,984	27,755,742	16,831,687

Carried Forward Percentage	17.33488%	51.45916%	31.20596%

Minimum Seller Share	3,309,080	6.14%

Cash Accumulation Ledger
	Funding 1	Funding 2
	£000's	£000's
Brought Forward	2,565,714	502,299
Additional Amounts Accumulated	849,558	789
Payment of Notes	0	0
Carried Forward	3,415,272	503,088

Target Balance	2,564,465	500,000	payable on 15th April 2010
	850,000	-	payable on 15th July 2010
	-	-
	-	-
	3,414,465	500,000

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
	Funding 1	Funding 2
Quarter to 15/1/2010	0.8056%	0.7652%
Quarter to 15/10/2009	0.7393%	0.8447%
Quarter to 15/07/2009	1.3506%	0.0000%
Quarter to 15/04/2009	0.3804%	0.0000%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Funding 1 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/1/2010	£400,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/1/2010	£400,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.13%	0.00%	0.00%	0.00%
Percentage of Funding Share	4.28%	0.00%	0.00%	0.00%

Funding 2 Reserve Funds
	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/1/2010	£1,000,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/1/2010	£1,000,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	3.54%	0.00%	0.00%	0.00%
Percentage of Funding Share	3.60%	0.00%	0.00%	0.00%

Notes Outstanding
	Funding 1		Funding 2
	£000's	Enhancement	£000's	Enhancement
AAA Notes Outstanding	12,012,283	9.03%	26,157,830	10.97%
AA Notes Outstanding	281,474	6.82%	944,000	7.63%
A Notes Outstanding	158,706	5.58%	247,000	6.76%
BBB Notes Outstanding	312,283	3.13%	720,000	4.21%
BB Notes Outstanding	0	3.13%	190,000	3.54%
Total	12,764,746		28,258,830

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	264	35,137
Repossessed in Period	62	9,163
Sold in Period	(82)	(11,732)
Carried Forward	244	32,568

	Cumulative
	Number	£000's
Repossessed to date	3,649	409,750
Sold to date	(3,405)	(377,182)
Carried Forward	244	32,568

Repossession Sales Information
Average time Possession to Sale	113	Days
Average arrears at time of Sale	£7,610

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £50bn for two consecutive distribution dates.

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@santander.co.uk
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	0.61000%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	0.61000%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 370,000,000	0.68400%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£200,000,000	0.61000%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	0.61000%	0.09%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	0.25125%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	0.61000%	0.09%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	0.25125%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	0.68400%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	0.61000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	0.68400%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	0.61000%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	0.68400%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	0.61000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	0.68400%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	0.61000%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$750,000,000	0.25125%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	0.68400%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	0.68400%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	0.61000%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	0.25125%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	0.68400%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	0.61000%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	0.25125%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	0.68400%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	0.61000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	0.68400%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	0.61000%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	0.68400%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	0.61000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	0.68400%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	0.61000%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	0.25125%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.48917%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	0.25125%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	0.25125%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	0.68400%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	0.61000%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	0.25125%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	0.68400%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	0.61000%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	0.25125%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	0.68400%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	0.61000%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	0.25125%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	0.68400%	0.09%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	0.61000%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	0.25125%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	1.42600%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	1.24700%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	1.23600%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	0.61000%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	0.61000%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	0.61000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	1.23600%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	1.78200%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	1.42600%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	1.24700%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	0.61000%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	0.61000%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	0.61000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£1,400,000,000	0.61000%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	0.61000%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	0.25125%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	0.61000%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	0.61000%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	0.61000%	0.90%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-
05Q2	-	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-
06Q4	-	1,018	-	-	-	-	-	-	-
07Q1	-	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-
07Q3	575	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	771	-	-	-	-
08Q2	-	-	388	-	600	715	-	-	-
08Q3	-	-	388	-	-	715	-	-	-
08Q4	-	1,272	-	-	-	-	-	-	-
09Q1	-	-	-	-	-	-	-	-	-
09Q2	-	-	342	-	-	-	-	-	-
09Q3	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	397	-	-	-	-	-
10Q1	-	453	-	-	386	-	-	-	600

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
10Q1	-	-	-	-	-	-	-	-	-
10Q2	-	453	-	-	386	1,664	-	-	500
10Q3	250	600	-	-	-	-	-	-	900
10Q4	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited, Holmes Funding 1 Limited and Holmes Funding 2 Limited
For Period 09 March 2010 to 08 April 2010

All values are in thousands of pounds sterling unless otherwise stated